Revenues from contracts with customers	12 Months Ended
Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenues from contracts with customers	Revenues from contracts with customers
Within the Group the following revenue streams were identified:
a.Product Sales
b.Other revenues
5.5.1 Product sales
The Group’s product sales contracts generally include one nature of performance obligation. Revenue is recognized at the point in time when the identified performance obligation is transferred to the customer, so when the customer obtains control over the goods at the time of shipment or when the product is received by the customer, depending on the terms of the agreement, which generally happen within few days. Sales contracts with retailers and with the Department of Defense (DoD) in the United States are shown as "direct product sales", whereas sales to distributors are reported as "indirect sales - sales through distributors".
Sales channels
Commercialized products (without VLA2001 product sales) are sold via the following sales channels:

(In € thousand)	Year ended December 31,
	2022	2021	2020
Direct product sales	75,968	60,325	54,160
Indirect product sales (Sales through distributors)	9,260	2,678	11,778
TOTAL PRODUCT SALES	85,228	63,002	65,938
Some of the Group’s product sales agreements include retrospective rebates, charge-back clauses, discounts and under certain conditions return rights which give rise to variable consideration under IFRS 15. The constraint on variable consideration (expected rebates, discounts and considerations for product returns) are taken into account and recognized on an accrual basis and reported as refund liabilities or as contract liabilities (for replacement doses) in the consolidated balance sheet.
In most cases, Valneva sells the products through retailers. When more than one party is involved in providing or distributing goods or services, the standard requires an entity to determine whether itself and its retailers are principals or agents in these transactions by evaluating the nature of its promises to the customer. An entity is a principal if it controls a promised good or service before transferring that good or service to the customer. An entity is an agent if its role is to arrange for another entity to provide the goods or services. Indicators that control has been transferred are that a) the retailer is primarily responsible for fulfilling the promise to its customers, b) the retailer has inventory risk, and c) the retailer has discretion in establishing the price for the sale to its customers. One of Valneva’s retailers has extensive rights to return and consequently no inventory risk and does not have the power to establish the price for the sales to its customers. Therefore, this retailer acts as agent rather than as principal. All of Valneva’s other retailers act as principal. While revenues to principals are recognized when the control is transferred to the principals, revenue from product sales to agents are recognized when the control is transferred to the final customer, when the goods are delivered to the final customer. Distribution costs and other amounts payable to customers are deducted from revenue for principals, and costs paid to agents are recognized as “Marketing and distribution expenses”.
Valneva also sells products acquired from third parties. Valneva considers that it is acting as principal given that it controls products before transferring them to the final customer. More specifically, Valneva has an inventory risk before the goods have been transferred to customers and has discretion in establishing the prices. Revenue is recognized when the product is delivered to the customers. Products purchased from third parties are recognized as “inventory” in the balance sheets and when sold as “cost of goods” in the statements of income.
5.5.2 Other revenues
The Group generates other revenues for its product candidates and proprietary technologies. The contracts in place often include several different promised goods or services such as research licenses, commercial licenses and further R&D services. The terms of such agreements include license fees received as initial fees, annual license maintenance fees and fees to be paid upon achievement of milestones, as well as license option fees and fees for the performance of research services. In addition, the Group’s licensing arrangements generally provide for royalties payable on the licensee’s future sales of products developed within the scope of the license agreement. Revenue recognized due to the termination of agreements is recognized in other revenues.
The Group’s license contracts in place provide distinct right to use licenses, and therefore the revenue is recognized at the point in time at which the licensee is able to direct the use of and benefit from the license. The consideration for licensing contracts may consist of fixed and variable parts. In case of right-to-use licenses, the fixed part of the consideration is recognized at the point in time when the licensee is able to direct the use and benefit from the license. For any variable consideration, revenue is recognized at the point in time when the variable consideration constraint is removed.
Revenue for research and development services within the Group’s contracts currently in place is recognized over time. The progress is measured on an input basis (costs incurred related to total costs expected). This input method is considered an appropriate measure of the progress towards complete satisfaction of these performance obligations under IFRS 15.
Variable considerations are included in revenues only to the extent that it is highly probable that a significant reversal in the amount of the cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. At the end of each reporting period, the Group updates the estimated transaction price and its assessment of whether an estimate of variable consideration is constrained. Amounts allocated to a satisfied performance obligation are recognized as revenue, or as a reduction of revenue, in the period in which a change in estimate of variable consideration occurs. Revenues from license royalties are recognized when the underlying product sales occur.
Vaccine Supply Agreement with the UK Authority
The UK Supply Agreement required the UK Authority to pay non-refundable advance payments to fund certain manufacturing-related expenses over the life of the project, and as at December 31, 2021, Valneva had received an aggregate of £369.7 million (€420.6 million) under the UK Supply Agreement. Valneva received no additional funds from the UK Authority in 2022.
For more information, see Note 5.1.
As at December 31, 2021, the impact of the termination of the UK Supply Agreement was assessed. Payments received, where the likelihood of repayment is remote, totaled €253.3 million and were recognized as revenue in 2021. For amounts with uncertainties and a repayment likelihood which was more than remote, a refund liability of €166.9 million was recognized for the royalty on sales and certain other obligations which survive the termination of the UK Supply Agreement.
In June 2022, Valneva and the UK Authority signed a settlement agreement (refer to Note 5.1).
As at December 31, 2022,Valneva’s repayment obligations to the UK Authority were assessed to be remote. Therefore, no refund liability was accounted for as at December 31, 2022, and other revenue in the amount of €169.2 million (of which €80.0 million related to the capex obligation and €89.2 million related to the royalty obligation) was recognized in 2022. Revenue was reported as other Revenues as it was due to the termination of the agreements.
Valneva will update this estimate of the refund liability in accordance with IFRS 15.55 on every balance sheet date going forward.
For more detailed information, see Notes 5.30.2 and 5.18.
Advance Purchase Agreement with the European Commission
The EC APA was amended in July 2022 to reduce the amount of doses of VLA2001 ordered. For more information, refer to Note 5.1. At the time of the amendment, Valneva had received advance payments for the original order volume. Per the terms of the EC APA, Valneva is not obligated to repay any amount of such advance payments that had already been spent or committed. As of December 31, 2022, Valneva had fulfilled its remaining performance obligations under the contract and assessed that the risk of reimbursement of the advance payments was remote. Accordingly, the contract liability was released in full to revenue, including €6.0 million attributed to product sales (as partial advance payment for delivery of 1.25 million doses of VLA2001) and €110.8 million attributed to other revenue from contracts with customers. Therefore, product sales present the part directly related to vaccines sale with the original dose price according to the agreement.
Lyme - Pfizer Collaboration and License Agreement
In April 2020, Valneva signed the Collaboration and License Agreement with Pfizer to co-develop and commercialize the Group’s Lyme disease vaccine candidate (VLA15). For more information, refer to Note 5.1. This is classified as an agreement with a customer as defined by IFRS 15 guidance on revenue contracts with customers, and accordingly, amounts received or payable by Valneva under the Collaboration and License Agreement are accounted for in the Group’s revenues.
In 2020 the performance obligations (PO) in the agreement were identified and the constrained transaction price (highly probable consideration amount) was estimated and allocated to the PO. The identified three PO's were: a) License (including normal tech-transfer), b) Equipment, c) R&D works (for Phase 2 and additional Phase 2 studies) and additional support services. The upfront payment received, net of initial estimate of refunds, representing €34.1 million was allocated to those three PO in the proportion of 73.8%, 0.5% and 25.8%, respectively, in line with their stand-alone selling prices. Whereas the first two PO have been recognized as point in time, the R&D works and additional services is recognized over time. Valneva is entitled to receive partial reimbursement of research and development and support service costs incurred. These reimbursements are recognized as service revenue as research and development and support services work is performed. In 2021 and 2022 several amendments to the transaction price were made via amendments to the Collaboration and License Agreement as described in Note 5.1 and resulted in a reduction to the constrained (i.e. highly probable) transaction price, reflecting an increase in expected payments to customer related to Valneva’s contribution to Pfizer’s future development costs. The resulting reduction in transaction price was again allocated to the three PO's mentioned above and allocated in the same percentages as above.
In addition, Valneva considered the constraint to determine if it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. Valneva considered that it is no longer highly probable that it will be entitled to the consideration as payments to customers might further increase in the future. Therefore, the remaining cumulated revenue as of December 31, 2022 was reversed.
The following table summarizes revenue recognized on the Pfizer agreements:

(In € thousand)	2020	2021	2022	Total since inception
License incl. normal tech-transfer	25,173	(1,613)	(40,060)	(16,500)
Equipment for large scale	—	177	(277)	(100)
R&D work (for Phase 2 and additional phase 2 studies) and additional support services - including reimbursements received related directly to this PO	6,431	15,701	(5,532)	16,600
TOTAL revenue recognized	31,604	14,265	(45,869)	—
The revenue reversal of €45.9 million in 2022 is primarily caused by a change in transaction price, reflecting an increase in Valneva’s expected contributions to funding of development costs to be incurred by Pfizer.
While the License and Equipment PO's were fulfilled in prior periods, the R&D works and additional services are ongoing until 2024 and will satisfy the performance obligation over time. During this period Valneva will fund 40% of the remaining shared development costs. Items not included in the transaction price as of December 31, 2022 are (i) $143 million of early commercialization milestones, (ii) royalties, ranging from 14% to 22%, and (iii) $100 million of sales milestones which will be recognized when they occur.
As at December 31, 2022, the discounted refund liability amounted to €135.5 million (December 31, 2021: €79.6 million), of which nil (December 31, 2021: €75.2 million) was recognized as a non-current refund liability. €3.7 million of costs to obtain a contract were included in other non-current assets as at December 31, 2022 (December 31, 2021: €3.0 million). For more details, see Note 5.29.
5.5.3 Disaggregated revenue information
Revenues as presented in the Consolidated Income Statement and in the Segment Reporting (see Note 5.4) include both revenues from contracts with customers and other revenues (mainly subleases), which are out of scope from IFRS 15:

YEAR ENDED DECEMBER 31, 2020 (In € thousand)	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
Product sales	65,938	—	—	—	65,938
Other revenue from contract with customers	—	—	31,604	11,814	43,419
Other non-IFRS 15 revenue	—	—	—	965	965
REVENUES	65,938	—	31,604	12,779	110,321

YEAR ENDED DECEMBER 31, 2021 (In € thousand)	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
Product sales	62,984	—	—	—	62,984
Other revenue from contract with customers	18	253,314	3,257	27,613	284,202
Other non-IFRS 15 revenue	—	—	—	899	899
REVENUES	63,002	253,314	3,257	28,512	348,086

YEAR ENDED DECEMBER 31, 2022 (In € thousand)	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
Product sales	85,228	29,568	—	—	114,797
Other revenue from contract with customers	23	280,010	5,565	(39,888)	245,709
Other non-IFRS 15 revenue	—	—	—	797	797
REVENUES	85,251	309,578	5,565	(39,091)	361,303

The Group’s revenues from contracts with customers are disaggregated as follows:
Type of goods or service

YEAR ENDED DECEMBER 31, 2020 (In € thousand)	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
IXIARO®	48,480	—	—	—	48,480
DUKORAL®	13,300	—	—	—	13,300
Third party products	4,158	—	—	—	4,158
Lyme VLA15	—	—	31,604	—	31,604
Services related to clinical trial material	—	—	—	7,997	7,997
Others	—	—	—	3,817	3,817
REVENUES FROM CONTRACTS WITH CUSTOMERS	65,939	—	31,604	11,814	109,357

YEAR ENDED DECEMBER 31, 2021 (In € thousand)	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
IXIARO®	45,118	—	—	—	45,118
DUKORAL®	2,444	—	—	—	2,444
Third party products	15,440	—	—	—	15,440
COVID VLA2001	—	253,314	—	—	253,314
Chikungunya VLA1553	—	—	3,257	—	3,257
Lyme VLA15	—	—	—	14,265	14,265
Services related to clinical trial material	—	—	—	10,001	10,001
Others	—	—	—	3,346	3,346
REVENUES FROM CONTRACTS WITH CUSTOMERS	63,002	253,314	3,257	27,613	347,186

YEAR ENDED DECEMBER 31, 2022 (In € thousand)	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
IXIARO®	41,371	—	—	—	41,371
DUKORAL®	17,335	—	—	—	17,335
Third party products	26,545	—	—	—	26,545
COVID VLA2001	—	309,578	—	—	309,578
Chikungunya VLA1553	—	—	5,565	—	5,565
Lyme VLA15	—	—	—	(45,869)	(45,869)
Services related to clinical trial material	—	—	—	3,205	3,205
Others	—	—	—	2,776	2,776
REVENUES FROM CONTRACTS WITH CUSTOMERS	85,251	309,578	5,565	(39,888)	360,506

The revenues within the vaccine candidates segment in 2020 related to the Lyme vaccine candidate and amounted to €31.6 million, whereas in 2021 the revenues amounted to €3.3 million related to the newly signed chikungunya vaccine collaboration with Instituto Butantan. As the Lyme vaccine candidate was outlicensed to Pfizer by the end of 2020, revenue from this vaccine candidate is included in the Technologies and Services segment from 2021 onward.
In 2021 revenues in the COVID segment of €253.3 million are related to the termination of the UK agreement. For more detail see further above within this Note. Revenues from technologies and services amounted to €27.6 million, compared to €11.8 million in 2020. In 2021 this revenue included €14.3 million from the collaboration with Pfizer related to the Lyme vaccine candidate.
In 2022, revenues in the COVID segment were €309.6 million. Thereof €29.6 million related to VLA2001 product sales, €169.2 million related to the termination of the UK agreement and €110.8 million related to the termination of the EC APA agreement. For more detail see further above within this Note. Negative revenues from technologies and services amounted to €39.9 million and included a reversal of revenue of €45.9 million from amendments of the Collaboration and License Agreement with Pfizer. For more details see Note 5.5.2.
Geographical markets

YEAR ENDED DECEMBER 31, 2020 (In € thousand)	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
United States	36,414	—	31,604	341	68,359
Canada	8,965	—	—	—	8,965
Austria	3,333	—	—	6,928	10,261
United Kingdom	1,848	—	—	1,038	2,886
Nordics	2,866	—	—	5	2,871
Germany	7,060	—	—	200	7,260
France	712	—	—	907	1,620
Other Europe	1,356	—	—	1,465	2,821
Rest of World	3,384	—	—	930	4,314
REVENUES FROM CONTRACTS WITH CUSTOMERS	65,939	—	31,604	11,814	109,357

YEAR ENDED DECEMBER 31, 2021 (In € thousand)	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
United States	40,339	—	—	14,452	54,791
Canada	4,226	—	—	—	4,226
Austria	9,341	—	—	8,376	17,718
United Kingdom	2,721	253,314	—	40	256,075
Nordics	2,440	—	—	—	2,440
Germany	726	—	—	240	966
France	999	—	—	280	1,279
Other Europe	2,076	—	—	2,930	5,006
Rest of World	134	—	3,257	1,294	4,684
REVENUES FROM CONTRACTS WITH CUSTOMERS	63,002	253,314	3,257	27,613	347,186

YEAR ENDED DECEMBER 31, 2022 (In € thousand)	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
United States	21,992	—	—	(45,795)	(23,803)
Canada	18,904	—	—	—	18,904
Austria	11,330	7,347	—	2,433	21,109
United Kingdom	10,901	169,188	—	1,040	181,129
Nordics	7,096	4,916	—	—	12,012
Germany	4,328	64,031	—	170	68,529
France	2,644	42,617	—	1,263	46,525
Other Europe	6,084	11,923	—	733	18,740
Rest of World	1,972	9,556	5,565	268	17,360
REVENUES FROM CONTRACTS WITH CUSTOMERS	85,251	309,578	5,565	(39,888)	360,506
5.5.4 Assets and liabilities related to contracts with customers
See Note 5.19 for details on trade receivables, Note 5.20 for details on costs to obtain a contract, Note 5.28 for details of contract liabilities and Note 5.29 for details of refund liabilities.